Summary Of Profit Sharing Bonus To Employees And Compensation to Directors (Tables)	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Disclosure Of Detailed Information About Profit Sharing Bonus To Employees And Directors Compensation
TSMC’s profit sharing bonus to employees and compensation to directors for 2018, 2019 and 2020 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2018	2019	2020
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Resolution Date of TSMC’s Board of Directors in its meeting	February 19, 2019	February 11, 2020	February 9, 2021
Profit sharing bonus to employees	$23,570.0	$23,165.7	$34,753.2

Compensation to directors	$349.3	$360.4	$509.8